CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Interest income		$ 118,522,759	$ 156,367,921	$ 118,269,467
Interest expenses		(41,471,892)	(66,123,069)	(51,808,825)
NET INTEREST INCOME		77,050,867	90,244,852	66,460,642
Fee and commission income		23,663,181	23,976,155	26,334,964
Fee and commission expense		(11,423,234)	(12,841,847)	(11,521,703)
Gains on financial assets and liabilities at fair value through profit or loss, net		11,239,112	15,604,469	242,608
Losses on derecognition of financial assets not measured at fair value through profit or loss, net		(2,309,858)	(80,874)	(286,372)
Exchange differences, net		6,227,725	14,026,409	13,589,850
Other operating income		6,322,980	11,982,201	4,412,604
Other operating expenses		(15,590,218)	(22,028,412)	(16,720,831)
GROSS INCOME		95,180,555	120,882,953	82,511,762
Administration costs		(39,138,572)	(41,728,066)	(40,920,004)
Personnel benefits		(20,379,135)	(22,698,425)	(22,801,895)
Other administrative expenses		(18,759,437)	(19,029,641)	(18,118,109)
Depreciation and amortization		(4,065,981)	(5,728,534)	(4,025,755)
Impairment of financial assets		(11,864,861)	(21,445,415)	(8,029,553)
Loss on net monetary position		(22,274,824)	(27,518,847)	(24,407,251)
NET OPERATING INCOME		17,836,317	24,462,091	5,129,199
Share of profit of equity accounted investees		266,572	174,422	664,982
PROFIT BEFORE TAX		18,102,889	24,636,513	5,794,181
Income tax expense		(8,034,094)	(2,821,059)	(9,081,582)
PROFIT (LOSS) FOR THE YEAR		10,068,795	21,815,454	(3,287,401)
Attributable to owners of the Bank		10,051,035	21,819,964	(3,119,918)
Attributable to non-controlling interest		$ 17,760	$ (4,510)	$ (167,483)
EARNINGS PER SHARE
Basic earnings per share	[1]	$ 16.4042	$ 35.6145	$ (5.0924)
Diluted earnings per share	[1]	$ 16.4042	$ 35.6145	$ (5.0924)

[1]	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.